SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial Assets and Liabilities Measured at Recurring Basis) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instrument - embedded conversion Option	$ 3,961,380	$ 3,398,642
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instrument - embedded conversion Option	3,961,380	3,398,642
Recurring [Member] | Quoted prices in active markets for identical instruments (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instrument - embedded conversion Option
Recurring [Member] | Significant other observable inputs (level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instrument - embedded conversion Option
Recurring [Member] | Significant unobservable inputs (level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instrument - embedded conversion Option	$ 3,961,380	$ 3,398,642